Other Current Assets (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Other Current Assets [Abstract]
Prepaid expenses	$ 113	$ 103
Costs incurred to obtain or fulfill a contract with a customer (note 22)	66	59
Wireless handset receivables	176	168
Current portion of derivatives	5	1
Other current assets	$ 360	$ 331